Business Segment Information (Schedule Of Total Assets By Reportable Segment) (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total consolidated assets	$ 3,272,140	$ 3,230,374
Pipeline Transportation [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	491,072	460,012
Offshore Pipeline Transportation [Member]
Segment Reporting Information [Line Items]
Total consolidated assets		637,412	$ 645,668
Refinery Services [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	401,164	403,703
Marine Transportation [Member]
Segment Reporting Information [Line Items]
Total consolidated assets		744,797	$ 745,128
Supply And Logistics [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	934,699	907,189
Other Assets [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	$ 62,996	$ 68,674